Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Changes in accounting policies and disclosures	Changes in accounting policies and disclosures
Management has assessed that new or amended IFRS Accounting Standards and interpretations issued by the IASB and endorsed by the EU effective on or after 1 January 2025 have not had a significant effect on the Consolidated financial statements. New or amended IFRS Accounting Standards and interpretations issued by the IASB that have not yet become effective are generally not adopted until they become effective and endorsed by the EU. Management does not anticipate any significant impact on the Consolidated financial statements in the period of initial application from the adoption of these new standards and amendments, apart from
IFRS 18  which replaces IAS 1 effective from 1 January 2027.
IFRS 18 implementation
IFRS 18 will revise the presentation of Novo Nordisk’s Income statement, mainly due to the classification of 'financial income' and 'financial expenses' into three new line items: 'operating financial income and expenses', 'investment income' and 'interest expenses'. This reclassification will result in a difference between the IAS 1 operating profit reported in prior periods and the new IFRS 18-defined operating profit, mainly due to the inclusion of operating foreign exchange differences from intragroup balances and related hedging activities. Reported net results remain unaffected.
Further, IFRS 18 is expected to introduce a new note with 'management-defined performance measures' in the audited section of the financial statements, as well as introduce additional disclosures.
Revenue recognition	Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer. Control of the products is transferred at a point in time, typically on delivery. Where contracts contain customer acceptance criteria,
Novo Nordisk recognises sales when the acceptance criteria are satisfied. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration).
Effective 1 January 2025, 'sales deductions and product returns' are presented as a separate balance sheet line for greater clarity. Amounts related to ‘Estimated rebates, discounts and charge-backs’ and ‘Expected products returns’ were previously included in ‘provisions’ and ‘Other liabilities’. Furthermore, amounts related to ‘Confirmed sales rebates’ previously included in ‘trade payables’, have been restated to ‘Sales deductions and product returns’. Wholesaler charge-backs remain netted against trade receivable balances.
In some markets, Novo Nordisk sells products on a sale-or-return basis. Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales and as a provision for estimated product returns. The provision is measured at net sales value. Expected product returns are recorded in the balance sheet as 'sales deductions and product returns'.
Operating segments	Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive
Management to be the operating decision-making body.

Research and development costs	Novo Nordisk expenses all research costs. Due to significant regulatory uncertainties and other uncertainties inherent in the development of new products, internal and subcontracted development costs are also expensed as they are incurred, in line with industry practice. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.
Research and development costs primarily comprise employee costs as well as internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to intellectual property rights and property, plant and equipment used in the research and development activities.
Amortisations of intellectual property rights related to marketed products are recognised in cost of goods sold. Royalty expenses paid to partners after regulatory approval are also expensed as cost of goods sold.
Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
Research and development projects
Internal and subcontracted research costs are fully charged to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, development costs are expensed until regulatory approval is obtained or is probable; refer to note 2.3.
Payments to third parties under collaboration and licence agreements are assessed for the substance of their nature. Payments which represent subcontracted research and development work are expensed as the services are received. Payments which represent transfer of rights of intellectual property are capitalised.
For acquired research and development projects, and intellectual property rights, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition.
Subsequent milestone payments payable on achievement of a contingent event (e.g., commencement of phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Employee costs and retirement benefit obligations	Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.

Divested subsidiaries	Other operating income and expenses comprises items secondary to Novo Nordisk's main activities. This primarily includes income from non-core manufacturing contracts with external customers and related expenses. Further, it covers the following items
•Licence income, as well as amortisation and impairment losses, from assets which are secondary to Novo Nordisk's main activities
•Operating profit from wholly owned subsidiaries not related to core activities, and
•transaction costs associated with acquisition of businesses (see note 5.3 for details).
Other operating income, net	Other operating income and expenses comprises items secondary to Novo Nordisk's main activities. This primarily includes income from non-core manufacturing contracts with external customers and related expenses. Further, it covers the following items
•Licence income, as well as amortisation and impairment losses, from assets which are secondary to Novo Nordisk's main activities
•Operating profit from wholly owned subsidiaries not related to core activities, and
•transaction costs associated with acquisition of businesses (see note 5.3 for details).
Income taxes	The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions.
Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.
Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards.
In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. In some countries withholding tax will be applied to dividends paid to Denmark. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to  DKK 1,261 million (DKK 1,228 million in 2024).
The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Property, plant and equipment	Property, plant and equipment is measured at historical cost less accumulated depreciations and any impairment losses. The cost of self-constructed assets includes costs directly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo
Nordisk, and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful life of the assets (buildings: 10-50 years, plant and machinery: 5-25 years and other equipment: 3-10 years. Land is not depreciated), unless another depreciation method better reflects how future economic benefits are expected to be consumed. Climate-related matters, including the commitment to reach net zero emissions, were considered when estimating the useful lives of property, plant and equipment.
Depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by
Management. The asset's residual value and useful life is reviewed and adjusted, if appropriate, at the end of each reporting period. If an asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount.
Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.
For contracts which are, or contain, a lease, a right-of-use asset and a lease liability is recognised. Right-of-use assets are initially measured at cost, being the initial amount of the lease liability. Right-of-use assets are subsequently depreciated using the straight-line method over the lease term. The lease term comprises the non-
cancellable period of a lease, together with periods covered by extension options if these are reasonably certain to be exercised.

Leases	For contracts which are, or contain, a lease, a right-of-use asset and a lease liability is recognised. Right-of-use assets are initially measured at cost, being the initial amount of the lease liability. Right-of-use assets are subsequently depreciated using the straight-line method over the lease term. The lease term comprises the non-
cancellable period of a lease, together with periods covered by extension options if these are reasonably certain to be exercised.
Issued bonds, loans, commercial papers and bank overdrafts are initially recognised at the fair value of the proceeds received less transaction costs. In subsequent periods these are measured at amortised cost using the effective interest method. The difference between the proceeds received and the nominal value is recognised in financial income or financial expenses over the term of the loan. For fair value determination refer to note 4.8.
Lease liabilities are related to right-of-use assets primarily premises and company cars and include the present value of future lease payments during the lease term.
Lease liabilities are initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. Lease liabilities are measured using the effective interest method. Lease liabilities are subsequently remeasured to reflect changes in future lease payments, e.g., changes in lease terms.

Inventories	Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance, etc. If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.
Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalised but immediately written down, until there is a high probability of regulatory approval for the product. The cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

Trade receivables	Trade receivables are initially recognised at transaction price. Subsequently, trade receivables eligible for factoring are measured at fair value with changes recognised in other comprehensive income, while the remainder of trade receivables is measured at amortised cost. The allowance for doubtful receivables is deducted from the carrying amount of trade receivables, with changes recognised in sales and distribution costs.
Management measures allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which requires the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due. Generally, invoices are due for payment within 90 days from shipment of goods. Loss allowance is calculated using an ageing factor, geographical risk and specific customer knowledge. The allowance is based on individual customer assessments, a provision matrix based on days past due and a forward looking element relating to incorporation of external country risk ratings.
Refer to note 4.4 for a general description of credit risk.

Provisions and contingent liabilities	Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.
Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation.
Treasury shares	Treasury shares are
primarily acquired to reduce the company's share capital. In addition, a limited part is used to finance Novo Nordisk's long-term share-based incentive programme and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.10 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in retained earnings.
The purchase of treasury shares during the year relates to the remaining part of the
DKK 20 billion Novo Nordisk B share repurchase programme for 2024/2025. The programme ended on 3 February 2025.
Derivative financial instruments	Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement, along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.
Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised in other comprehensive income. The cumulative value adjustment of these contracts is transferred to the income statement when the hedged transaction is recognised in the income statement.
For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.
Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is transferred when the forecasted transaction is ultimately recognised in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain
or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.
Financial assets	Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:
•Financial assets at amortised cost
•Financial assets at fair value through the income statement
•Financial assets at fair value through other comprehensive income
•Financial liabilities at amortised cost
•Derivatives used as hedging instruments
Recognition and measurement
Financial assets measured at fair value through the income statement consist of other financial assets, which are comprised of equity investments, and marketable securities. These financial instruments are initially recognised at fair value. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses.
For a description of accounting policies on derivative financial instruments used as hedging instruments, refer to note 4.5.
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect'
the financial assets to attain the contractual cash flows. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, refer to note 3.5.
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.
Financial liabilities at amortised cost consist of borrowings (issued Eurobonds, bank overdrafts and lease liabilities), trade payables, liabilities for sales deductions and product returns as well as other liabilities (primarily accruals for promotional and distribution activities, accrued employee-related costs and accrued payables related to assets under construction). These are initially recognised at the fair value less transaction costs.  Subsequently, they are measured at amortised cost using the effective interest method.
Financial liabilities	Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:
•Financial assets at amortised cost
•Financial assets at fair value through the income statement
•Financial assets at fair value through other comprehensive income
•Financial liabilities at amortised cost
•Derivatives used as hedging instruments
Recognition and measurement
Financial assets measured at fair value through the income statement consist of other financial assets, which are comprised of equity investments, and marketable securities. These financial instruments are initially recognised at fair value. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses.
For a description of accounting policies on derivative financial instruments used as hedging instruments, refer to note 4.5.
Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect'
the financial assets to attain the contractual cash flows. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, refer to note 3.5.
Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.
Financial liabilities at amortised cost consist of borrowings (issued Eurobonds, bank overdrafts and lease liabilities), trade payables, liabilities for sales deductions and product returns as well as other liabilities (primarily accruals for promotional and distribution activities, accrued employee-related costs and accrued payables related to assets under construction). These are initially recognised at the fair value less transaction costs.  Subsequently, they are measured at amortised cost using the effective interest method.
Financial income and expenses	Management has chosen to classify the result of hedging activities as part of financial items in the income statement, except for foreign currency-risk cash flow hedges on highly probable non-financial asset purchases, where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.
Share-based compensation	ACCOUNTING POLICIES
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.
The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to previous years are included in the income statement in the year of adjustment.

Acquisition of businesses	The acquisition method of accounting is used to account for all business combinations.
The purchase price for a business comprises the fair value of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS
Accounting Standards.
Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods.
Acquisition-related costs are expensed as incurred. Goodwill is recognised as the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.